INCOME TAXES - Reconciliation of Tax Rate Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax (expense) benefit	$ (630)	$ (548)	$ 229
Noncontrolling interest	40	69	50
Non-taxable investment income	53	80	92
Tax audit interest	(13)	(14)	(8)
State income taxes	(63)	(47)	(38)
Tax settlements/uncertain tax position release	0	0	398
Tax credits	22	28	21
Other	(7)	(7)	0
Income tax (expense) benefit	$ (598)	$ (439)	$ 744